Employee Option Plans (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended										12 Months Ended
	Dec. 31, 2017 shares	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 22, 2017 shares	Aug. 03, 2017 shares	Oct. 31, 2015 shares	Jun. 30, 2015 $ / shares shares	Apr. 30, 2015 $ / shares shares	Nov. 30, 2014 USD ($) $ / shares shares	Mar. 31, 2012 USD ($) $ / shares shares	Mar. 31, 2011 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) years $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Employee Option Plans (Textual)
Ordinary shares	14,738,782										14,750,338	14,738,782
Options expire periods											10 years
Matrix [Member]
Employee Option Plans (Textual)
Exercisable for ordinary shares							1,850,000				51,378
Description of options vest							Half of the options vested on April 1, 2017, quarter of the options vested on January 1, 2018, and the rest vested on January 1, 2019.
Ordinary shares							1,850,000
Unrecognized compensation costs | $											$ 1,930
Fair value options, exercise factor											30.00%
Fair value options, contractual life | years											5
Matrix [Member] | NIS [Member]
Employee Option Plans (Textual)
Exercise price of options per share | $ / shares							$ 19.485
Ordinary shares, par value | $ / shares							$ 1
Matrix [Member] | Minimum [Member]
Employee Option Plans (Textual)
Fair value options, risk-free interest rate											0.08%
Fair value options, expected volatility											19.00%
Matrix [Member] | Maximum [Member]
Employee Option Plans (Textual)
Fair value options, risk-free interest rate											1.31%
Fair value options, expected volatility											22.00%
Matrix [Member] | General Assembly [Member]
Employee Option Plans (Textual)
Exercisable for ordinary shares						300,000
Description of options vest						Half of the options vested on June 4, 2017, and the equal parts of the remaining options vested on January 1, 2018 and January 1, 2019.
Ordinary shares						300,000
Matrix [Member] | General Assembly [Member] | NIS [Member]
Employee Option Plans (Textual)
Exercise price of options per share | $ / shares						$ 21.39
Ordinary shares, par value | $ / shares						$ 1
Sapiens [Member]
Employee Option Plans (Textual)
Options to purchase of ordinary shares												122,730
Exercisable for ordinary shares											829,133
Number of restricted shares	88,500											88,500
Ordinary shares	29,500											29,500
Options expire periods											4 years
Unrecognized compensation costs | $											$ 3,761
Intrinsic value of options exercised | $											$ 1,641	$ 5,739	$ 2,304
Granted stock options											317,000	920,910	310,000
Weighted average grant date fair values of options | $ / shares											$ 3.43	$ 4.17	$ 4.30
Total equity-based compensation expense | $											$ 2,009	$ 2,201	$ 1,981
Sapiens [Member] | Minimum [Member]
Employee Option Plans (Textual)
Proportion of ownership interest in subsidiary											92.89%
Sapiens [Member] | Maximum [Member]
Employee Option Plans (Textual)
Proportion of ownership interest in subsidiary											94.25%
Magic [Member]
Employee Option Plans (Textual)
Intrinsic value of options exercised | $											$ 617	$ 502	$ 112
2011 Plan [Member]
Employee Option Plans (Textual)
Options to purchase of ordinary shares										545,000
Ordinary shares reserved for issuance										1,200,000
Exercisable for ordinary shares									1,122,782	543,840
Description of options vest		These new restricted shares vest on a quarterly basis over a three-year period, commencing on August 17, 2017 and concludes in August 17, 2020						These restricted shares vest on a quarterly basis over a four-year period, commencing on November 13, 2014 and concludes in November 13, 2018	The options vest, i.e., Formula's redemption right with respect to the options and the underlying ordinary shares issuable upon exercise lapses, in equal quarterly installments over an eight year period that commenced in March 2012 and concludes on December 31, 2019.	The options vest in equal quarterly installments, over a four year period that commences in December 31, 2011 and concludes in December 31, 2015.
Total fair value of grant | $		$ 371						$ 239
Fair value of grant share price per share | $ / shares		$ 37.1						$ 23.9
Redeemable ordinary shares									543,840
Number of restricted shares	10,000	10,000						10,000				10,000
Ordinary shares	833											833
Vested portion of restricted shares	10,000											10,000
Total equity-based compensation expense | $		$ 928										$ 131
Asseco sale of ordinary shares		20	589,151	2,356,605
Unvested shares		350,869						3,125
2011 Plan [Member] | NIS [Member]
Employee Option Plans (Textual)
Exercise price of options per share | $ / shares									$ 0.01	$ 0.01
Total fair value of grant | $									$ 18,347	$ 9,055
Fair value of grant share price per share | $ / shares									$ 16.34	$ 16.65
2011 Plan [Member] | Minimum [Member]
Employee Option Plans (Textual)
Options expire periods													5 years
Percentage of share interest decreased		26.30%
2011 Plan [Member] | Maximum [Member]
Employee Option Plans (Textual)
Options expire periods													10 years
Percentage of share interest decreased		46.30%
2011 Plan [Member] | Trustee One [Member]
Employee Option Plans (Textual)
Number of restricted shares													10,000
Ordinary shares													5,000
Vested portion of restricted shares													10,000
2011 Plan [Member] | Trustee [Member]
Employee Option Plans (Textual)
Number of restricted shares													1,122,782
Ordinary shares													701,739
Vested portion of restricted shares													1,122,782
Mr. Moti Gutman [Member] | Matrix [Member]
Employee Option Plans (Textual)
Exercisable for ordinary shares					225,000
Description of options vest	Matrix extended its agreement with Revava Management Company Ltd. for additional five years' term starting on January 1, 2018. As part of the new agreement Matrix awarded Mr. Gutman with additional 256,890 restricted share units (RSU) vesting on an annual basis over a five-year period, commencing on January 1, 2018 and concludes on December 31, 2022, but not before the publication of Matrix's financial statements for each respective year, and subject to certain conditions.				The RSU vest in three equal shares portions of 75,000 RSU units, each portion at December 31 of each year agreement, but not before the issuance of Matrix's financial statements for the past year
Number of restricted shares					225,000						75,000
Vested portion of restricted shares											75,000